Loans Receivable, Net	6 Months Ended
Jun. 30, 2025
Loans Receivable, Net [Abstract]
Loans Receivable, Net

8. Loans Receivable, Net

As of June 30, 2025 and December 31, 2024, loans receivable, net consisted of the following balances:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Loans receivable	$2,830,660	$—
Less: allowance for expected credit losses	(46,423)	—
Loans receivable, net	$2,784,237	$—

On April 9, 2025, AsiaStrategy entered into a loan agreement with Leisure Stream Ltd, which is an independent third party of the Company, for a principal amount of $500,000. The loan had a term of one year and bore an annual interest rate of 8%.

On April 14, 2025 and April 15, 2025, AsiaStrategy entered into two loan agreements with Power Partner Captial Limited, which is an independent third party of the Company for an aggregate principal amount of $1,000,000. These loans each had a term of one year and bore interest at an annual rate of 8%.

During the six months ended June 30, 2025, Top Win Hong Kong provided loans to Top Pride International Ltd. (“Top Pride”) totaling $1,330,660 to support its daily operations. Top Pride was a related party of the Company up to October 29, 2024, as it was controlled by Mr. Sit Hon, who served as the former controlling shareholder and director of Top Win Hong Kong until that date. The loans were interest-free, unsecured, and were expected to be repaid before the end of 2025.

The movement of allowance for expected credit losses is as follow:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$—	$—
Recovery of expected credit losses	46,586	—
Exchange rate differences	(163)	—
Balance at end of the period/year	$46,423	$—